Finance and investment income, finance costs and revaluation and retranslation of financial instruments - Summary of Finance Income, Finance Costs and Revaluation and Retranslation of Financial Instruments (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Finance and investment income	£ 145.4	£ 69.4	£ 82.7
Net interest expense on pension plans	2.2	1.8	2.9
Interest expense related to lease liabilities	95.7	90.9
Finance costs	359.4	283.6	312.0
Revaluation and Retranslation of Financial Instruments	76.0	(87.8)	(147.2)
Continuing Operations
Statement [Line Items]
Income from equity investments	24.5	17.9	8.7
Interest income	120.9	51.5	74.0
Finance and investment income	145.4	69.4	82.7
Net interest expense on pension plans	2.2	1.8	2.9
Interest on other long-term employee benefits	3.7	2.4	3.1
Interest expense and similar charges	257.8	188.5	205.0
Interest expense related to lease liabilities	95.7	90.9	101.0
Finance costs	359.4	283.6	312.0
Movements in fair value of treasury instruments	0.5	9.1	15.4
Premium on the early repayment of bonds	0.0	(13.0)	0.0
Revaluation of investments held at fair value through profit or loss	23.1	(7.5)	8.0
Revaluation of put options over non-controlling interests	27.9	(40.6)	12.3
Revaluation of payments due to vendors (earnout agreements)	26.2	(58.7)	13.4
Retranslation of financial instruments	£ (1.7)	£ 22.9	£ (196.3)